SCHEDULE OF LEGAL AND ACCOUNTING ACQUIRER (Details)	Mar. 31, 2022 USD ($)
Subsequent Events [Abstract]
Series C Preferred Stock	$ 26,014,226
Contingent Liability, at time of closing	15,788,699
Preferred Shares	41,802,925
Cash	74,377
Other Current Assets	1,626,712
Intangibles	45,447,674
Property and Equipment	1,050,065
Right-of-Use Asset	97,189
Total fair value of net identifiable assets	48,296,017
Accounts payable and accrued expenses	335,452
Due to Related Party	6,060,451
Lease Liability	97,189
Total fair value of net identifiable liabilities	6,493,092
Fair value of net identifiable assets (liabilities) acquired	41,802,925
Goodwill